Party-In-Interest Transactions	12 Months Ended
Dec. 31, 2025
EBP 005
EBP, Related Party and Party-in-Interest Transactions [Line Items]
Party-In-Interest Transactions	Party-In-Interest TransactionsAt December 31, 2025 and 2024, the Plan held 260,050 and 438,269 units, respectively, of common stock of ATI, the sponsoring employer, with fair value of $35,172,294 and $28,527,659, respectively. The units held by the Plan at December 31, 2025 and 2024 reflect the Plan’s interest in the master trust. During the year ended December 31, 2025, the Plan recorded an investment gain of $24,223,834 related to its investment in the common stock of ATI. Certain administrative functions are performed by employees of ATI at no cost to the Plan.